Summary of Significant Accounting Policies - Customers that Represented More than 10% of Net Sales (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012 Raytheon Company [Member]	Nov. 30, 2011 Raytheon Company [Member]	Nov. 30, 2010 Raytheon Company [Member]	Nov. 30, 2012 Lockheed Martin Corporation [Member]	Nov. 30, 2011 Lockheed Martin Corporation [Member]	Nov. 30, 2010 Lockheed Martin Corporation [Member]
Operating Statistics [Line Items]
Net sales, Percentage	95.00%	95.00%	96.00%	95.00%	37.00%	36.00%	37.00%	32.00%	28.00%	27.00%